Fair value of financial instruments - Additional Information (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate, lower limit	0.01%	0.12%
Discount rate, upper limit	4.17%	6.46%